Schedule of warrant liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Debt Disclosure [Abstract]
Balance at beginning
Proceeds from Issuance of Warrants	1,966
Unrealized Gain	(1,592)
Balance at end	$ 374